Pensions and other post-retirement benefits - Disclosure of actuarial assumptions (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
UK | Pensions
Disclosure of defined benefit plans [line items]
Discount rate – past service	6.00%	5.73%	4.87%
Discount rate – future service	6.35%	5.95%	4.92%
Rate of increase in RPI – past service	3.17%	2.99%	3.05%
Rate of increase in RPI – future service	3.06%	2.85%	2.92%
Salary increases	3.32%	3.08%	3.10%
Assumed life expectations for a retiree age 65 today: Males	21 years 10 months 24 days	21 years 6 months	21 years 6 months
Assumed life expectations for a retiree age 65 today: Females	24 years 2 months 12 days	23 years 10 months 24 days	23 years 6 months
Assumed life expectations for a retiree age 65 today: In 20 years: Males	22 years 10 months 24 days	22 years 4 months 24 days	22 years 7 months 6 days
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25 years 7 months 6 days	25 years 3 months 18 days	24 years 10 months 24 days
UK | Pensions | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	10.00%	11.00%
UK | Pensions | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	7.00%	7.00%
UK | Pensions | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	83.00%	82.00%
US | Pensions
Disclosure of defined benefit plans [line items]
Discount rate – past service	5.60%	5.50%	5.15%
Discount rate – future service	5.60%	5.50%	5.15%
Salary increases	4.50%	4.50%	4.50%
Assumed life expectations for a retiree age 65 today: Males	21 years 10 months 24 days	21 years 9 months 18 days	21 years 7 months 6 days
Assumed life expectations for a retiree age 65 today: Females	23 years 10 months 24 days	23 years 9 months 18 days	23 years 10 months 24 days
Assumed life expectations for a retiree age 65 today: In 20 years: Males	23 years 6 months	23 years 4 months 24 days	23 years 3 months 18 days
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25 years 6 months	25 years 4 months 24 days	25 years 6 months
US | Pensions | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	42.00%	40.00%
US | Pensions | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	10.00%	10.00%
US | Pensions | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	48.00%	50.00%
US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Discount rate – past service	5.60%	5.50%	5.15%
Discount rate – future service	5.60%	5.50%	5.15%
Salary increases	4.50%	4.50%	4.50%
Initial healthcare cost trend rate	7.10%	7.80%	7.10%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%
US | Other post-retirement benefits | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	30.00%	28.00%
US | Other post-retirement benefits | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	70.00%	72.00%